Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SECURITIES FUND
Prospectus Date	rr_ProspectusDate	Sep. 29, 2016
07.31 Fidelity Real Estate Income Fund Retail PRO-03 | Fidelity® Real Estate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	For the periods ended December 31, 2015
07.31 Fidelity Real Estate Income Fund Retail PRO-03 | Fidelity® Real Estate Income Fund | Return Before Taxes | Fidelity Real Estate Income Fund-Retail Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Real Estate Income Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	1.74%
Past 5 years	rr_AverageAnnualReturnYear05	8.20%
Past 10 years	rr_AverageAnnualReturnYear10	6.43%
07.31 Fidelity Real Estate Income Fund Retail PRO-03 | Fidelity® Real Estate Income Fund | After Taxes on Distributions | Fidelity Real Estate Income Fund-Retail Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Real Estate Income Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(0.39%)
Past 5 years	rr_AverageAnnualReturnYear05	5.80%
Past 10 years	rr_AverageAnnualReturnYear10	4.13%
07.31 Fidelity Real Estate Income Fund Retail PRO-03 | Fidelity® Real Estate Income Fund | After Taxes on Distributions and Sales | Fidelity Real Estate Income Fund-Retail Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Real Estate Income Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	1.21%
Past 5 years	rr_AverageAnnualReturnYear05	5.49%
Past 10 years	rr_AverageAnnualReturnYear10	4.12%
07.31 Fidelity Real Estate Income Fund Retail PRO-03 | Fidelity® Real Estate Income Fund | S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	1.38%
Past 5 years	rr_AverageAnnualReturnYear05	12.57%
Past 10 years	rr_AverageAnnualReturnYear10	7.31%
07.31 Fidelity Real Estate Income Fund Retail PRO-03 | Fidelity® Real Estate Income Fund | Fidelity Real Estate Income Composite Index℠(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	4.15%
Past 5 years	rr_AverageAnnualReturnYear05	7.92%
Past 10 years	rr_AverageAnnualReturnYear10	7.61%